[EATON VANCE LOGO]                                      [FIBER OPTIC CABLE]

ANNUAL REPORT AUGUST 31, 2001

[PHOTO OF RADAR]    EATON VANCE
                    INFORMATION
                        AGE
                        FUND

[SATELLITE DISH]

SPONSOR AND MANAGER OF EATON VANCE INFORMATION AGE FUND
AND ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE INFORMATION AGE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

424-10/01                                                                  IASRC

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]

James B. Hawkes
President

On September 11, 2001, the world was shocked by terrorist attacks on New York City, Washington, D.C., and in Shanksville, Pennsylvania. We at Eaton Vance have been profoundly saddened by these events and we extend our prayers and condolences to all the families that have been affected by this tragedy.

While the nation has paused to mourn its losses, we have seen daily on display the very qualities that have made America the wonder of the world: unfailing courage in a moment of peril, persistence in the face of adversity and the determination among government, businesses and individuals to help their fellow citizens. Acts of heroism, large and small, have inspired and encouraged us all. We believe that, over time, these essential strengths will help lead the nation and the world on the road to recovery.

IN THE SHORT TERM, MORE UNCERTAINTY AND SOME ECONOMIC HURDLES...

To be sure, in the aftermath of these attacks, the worldwide economic picture may face more uncertainty in the coming year. These events occurred as many economies were already entering a slowdown, and indeed, these events have pushed them, and us, to the point of recession. Economic activity in the U.S. came nearly to a stop in the week following the attacks, and our stock markets were closed for four days, the longest period since World War I. Consumer confidence,already shaky, has been hit hard, and the ripple effect on global economies and markets has been undeniable. In the U.S., the Federal Reserve Board quickly announced a one-half percent cut in the federal funds interest rate (to 3.0%) to combat the recessionary tendency; many world banks followed suit. On October 2, 2001, the Fed cut the rate yet another one-half percent, to 2.5% - the lowest rate in over 30 years.

FREEDOM - THE LATCHKEY TO OPPORTUNITY - MET THE CHALLENGE OF SEPTEMBER 11...

Freedom was the real target on September 11 and, once again, it rose to meet the challenge. History has shown that freedom is the latchkey to economic opportunity. In the past decade alone, billions of people in emerging markets worldwide have overwhelmingly embraced that concept: that market economies and private enterprise can foster growth and raise hopes for a better life.

The recent past has been painful, but we are confident that the growth we've seen represented by the Information Age remains on track, and that the future will bring more opportunities on a global basis. In the pages that follow, co-portfolio managers Duncan Richardson and Jacob Rees-Mogg review the past year and look ahead to the coming year.



Sincerely,

/s/ James B. Hawkes

James B. Hawkes
President
October 5, 2001


FUND INFORMATION
AS OF AUGUST 31, 2001

PERFORMANCE(1)                  CLASS A          CLASS B           CLASS C       CLASS D
----------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------
One Year                         -33.65%          -34.06%           -34.07%         N.A.
Five Years                        12.75            12.35             12.14          N.A.
Life of Fund+                     12.49            12.13             11.65        -16.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------
One Year                         -37.46%          -37.17%           -34.69%         N.A.
Five Years                        11.43            12.09             12.14          N.A.
Life of Fund+                     11.38            12.03             11.65        -20.96

+ Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C:11/22/95; Class D:3/9/01


TEN LARGEST EQUITY HOLDINGS(2)

Pearson PLC                     2.1%
Amgen, Inc.                     1.8
Comcast Corp., Class A          1.8
DST Systems, Inc.               1.7
Scholastic Corp.                1.7
Monsanto Co.                    1.7
Sindo Ricoh Co.                 1.6
British Telecommunications PLC  1.6
General Dynamics Corp.          1.5
Nippon Broadcasting System      1.5

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(2) Ten largest equity holdings accounted for 17.0% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH
DUNCAN RICHARDSON AND
HON. JACOB REES-MOGG,
CO-PORTFOLIO MANAGERS OF
INFORMATION AGE PORTFOLIO



[PHOTO OF DUNCAN RICHARDSON]

Duncan Richardson
Co-Portfolio Manager

Q:   How did the Fund perform this year?

A: MR. RICHARDSON:Overall, it was a difficult year. This was the first annual period in the Fund's history in which we've trailed our peer group of global funds. Let me provide the specifics:

     Eaton Vance Information Age Fund Class A shares had a total return of -33.65% during the year ended August 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $21.84 on August 31, 2000 to $13.64 on August 31, 2001, and the reinvestment of $1.133 per share in capital gains distributions.(1)

     Class B shares had a total return of -34.06% for the same period, the result of a decrease in NAV from $22.38 to $13.91, and the reinvestment of $1.133 per share in capital gains distributions.(1)

     Class C shares had a total return of -34.07% for the same period, the result of a decrease in NAV from $21.61 to $13.40, and the reinvestment of $1.133 per share in capital gains distributions.(1)

     Class D shares had a total return of -16.80% for the period from inception on March 9, 2001, to August 31, 2001, the result of a decrease in NAV from $10.00 to $8.32.(1)

     By comparison, the Morgan Stanley Capital International World Index had a return of -25.39% for the one-year period ended August 31, 2001.(2)

[PHOTO OF JACOB REES-MOGG]

Hon. Jacob Rees-Mogg
Co-Portfolio Manager

Q:   What factors accounted for the Fund's returns?

A: MR. RICHARDSON:The taking of any risk was unrewarding in 2001. We were slightly more aggressive than the benchmark indices, which had helped us attain high returns in the past, but hurt us this year. The continued fallout from the technology and telecommunications bubble weighed on equity returns worldwide. We had reduced our exposure to these sectors, emphasizing media and business services, but any exposure proved punishing. Over the life of the Fund, we generally had been well-rewarded for the risk we've taken, which is reflected in our Sharpe ratio, our high alpha (technical measurements of volatility and risk) and our Five-Star Overall Morningstar Rating(TM).*

     MR. REES-MOGG: As difficult a year as it was for U.S. equity markets, it was worse for international markets. It's been a very turbulent

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C and Class D shares. (2) It is not possible to invest directly in an Index.

GEOGRAPHIC DISTRIBUTION+

AS A PERCENTAGE OF TOTAL INVESTMENTS

[CHART]

United States                          59.8%
Japan                                  11.9%
United Kingdom                          9.8%
Other Europe                           10.3%
Republic of Korea                       4.3%
Hong Kong                               2.8%
Other                                   1.1%

+    Portfolio distribution subject to change due to active management.

* 2001 Morningstar, Inc. All Rights Reserved. The information contained herein: is proprietary to Morningstar; may not be copied or distributed; and is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers is responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

     For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the Fund's load-adjusted return for the same period and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars; the next 22.5% receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For the 3-year period, the Fund's Class A, B, and C shares were rated 4 stars (out of 1,308 funds in the International Equity Fund category). For the 5-year period, the Fund's Class A, B, and C shares were rated 5 stars (out of 840 funds). The Fund's Class D Shares are not yet rated.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

MANAGEMENT DISCUSSION

     period for those sectors that had significant over-investment, which led to over-capacity. Such industries saw declines in the prices of goods that they sell, declines in orders, and a concomitant decline in their share prices. We tried to combat that by getting out of the high-growth areas - although we were never heavily weighted in "dot-com" stocks - and moving into more resilient areas. Even this proved difficult, however. The media stocks, which we'd assumed would be more resilient, were hit with a savage downturn in advertising in the last quarter, so it was considerably worse than we'd expected. We've been trying to invest in companies with strong balance sheets and good dividends, and move to a much more conservative positioning than in the high-growth phase of the Information Age, in the early years of the Fund's life.

Q: In last year's report, we spoke about the Fund's diversification strategies. How did diversification help or hurt the Fund's performance?

A: MR. REES-MOGG:Despite the challenging market environment, shareholders seeking more aggressive growth opportunities benefited from our diversification discipline. The first tier of diversification, international diversification, didn't pay off this year because, as we mentioned, international returns have been much lower. But we do think there will be better returns in that regard in the future; international and domestic markets have a cyclicality to them, so while that hasn't been a benefit recently, we anticipate that it will be in the future.

     MR. RICHARDSON: We clearly have benefited from having diversification by industries; we're in nearly 2 dozen different industries, which distinguishes us from other approaches to aggressive growth investing. The other way in which we try to reduce risk in the Portfolio is not to concentrate too much in any particular stock (you can see on the first page of this report that our Top 10 equity holdings equal only 17% of the Portfolio's net assets). Not taking unnecessary stock-specific risk is a way of trying to minimize the impact of market volatility on the Fund.

     The third part of our diversification is our ability to invest in companies of any size: diversification by capitalization. While always somewhat apprehensive about stocks related to the Internet, we did use a number of smaller company investments in the first few years of the Fund, but started to emphasize larger-cap names over the past two years. We are now starting to see from our research teams' efforts more small-capitalization companies at valuations that make more sense for investment. As we emerge from the current global economic slowdown, we expect some of the smaller companies to be good investments.

Q: With the decline in tech and telcom stocks and waning of interest in the Internet, does the investment approach of the Fund remain valid? Are there good investment opportunities available in the Information Age?

A: MR. REES-MOGG:In many ways, I'm more comfortable with the Fund's underlying philosophy now than I have been in a couple of years. The Information Age revolution is definitely continuing, there's no question about that. The use and manipulation of information is becoming increasingly important to people's lives. Mobile phones are a great example - they're omnipresent. The uses to which they're being put have been

FIVE LARGEST INDUSTRY POSITIONS+

AS A PERCENTAGE OF TOTAL NET ASSETS

[CHART]

Commercial Services & Supplies                            9.7%

Diversified Telecommunication Services                    8.1%

Publishing                                                7.9%

Diversified Financials                                    6.8%

Aerospace & Defense                                       4.8%

+    Portfolio positions subject to change due to active management.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

MANAGEMENT DISCUSSION

     increasing. So the fundamentals behind the Information Revolution are absolutely valid. What we saw this year was a classic bubble being burst, which made investing extremely difficult. The valuations of so many stocks in the past few years made absolutely no sense. The correction that we've had means that we can find companies that we are much more comfortable investing in. This is a time of huge opportunity - we're in a position now to find for our shareholders really high-quality stocks at reasonable valuations.

     MR. RICHARDSON: We believe that the downturn in certain market sectors and this year's setbacks to globalization represent a pause, not the end, of the long-term trends the Fund was designed to capture. We anticipate many investment opportunities from the ongoing and widespread use of information and the globalization and consolidation that's occurring in numerous different industries. We do expect continued volatility; our teams of research analysts are our best resource to manage risk and fundamental uncertainty. The structure of the Fund should help ensure the volatility expected in the markets is dampened somewhat for our fellow shareholders.

Q: Jacob, would you share with our investors your insight from the international perspective on how the terrorist attacks on America may affect the economic and investment picture?

A: MR. REES-MOGG:These tragic events had a worldwide reach. Economies are very dependent on confidence, and confidence was shattered across the globe on the 11th of September. There is anecdotal evidence that, over the past few weeks, retail sales have declined; people buying cars or properties have delayed their purchases. Economies that were already weakening have seen the weakening process become sharper. So at the moment, it looks as if the European and U.K. economies are going into recession. The Japanese economy has never gone out of recession, but the hope is that Prime Minister Koizumi will introduce the necessary reforms to recapitalize the banking sector, essentially taking the bad loans off the government's books to allow an increase in commercial liquidity, so that successful companies can borrow. That's probably been at least partially delayed by the events of September 11, but overall, I think Japan is the region least affected by this.

Q: Finally, we've recently announced a change in Portfolio management. Can you provide our shareholders with more information?

A: MR. RICHARDSON:Certainly. Effective October 1, 2001, I will be handing over the management of the North American portion of the Portfolio to Martha Locke. Martha has been a member of the Eaton Vance equity research group since 1997, working with me closely on the Portfolio and covering the media, entertainment, and publishing industries. She has made the greatest analytical contribution to the performance of the Fund in the years she has been with us. In my role as the Chairman of the Equity Strategy Committee at Eaton Vance, I will be indirectly involved with the Fund and remain an enthusiastic shareholder.

     MR. REES-MOGG:I will remain in my capacity as the manager of the international portion of the Portfolio. I have greatly enjoyed working with Duncan, and I look forward to co-managing the Portfolio with Martha as we work to continue our successful track record in achieving long-term growth for our fellow shareholders.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

MANAGEMENT DISCUSSION

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INFORMATION AGE FUND CLASS A VS THE MSCI WORLD INDEX*

                 FUND              FUND              MSCI
               VALUE AT         VALUE WITH          WORLD
   DATE          NAV           SALES CHARGE         INDEX
----------------------------------------------------------
 9/30/1995      10,000            10,000            10,000
10/31/1995      10,138             9,554             9,844
11/30/1995      10,236             9,647            10,188
12/31/1995      10,296             9,703            10,488
 1/31/1996      10,335             9,740            10,679
 2/29/1996      10,562             9,954            10,746
 3/31/1996      10,581             9,972            10,927
 4/30/1996      11,143            10,501            11,186
 5/31/1996      11,360            10,706            11,198
 6/30/1996      11,192            10,548            11,257
 7/31/1996      10,502             9,898            10,861
 8/31/1996      10,897            10,269            10,988
 9/30/1996      11,547            10,882            11,420
10/31/1996      11,320            10,669            11,502
11/30/1996      11,842            11,161            12,148
12/31/1996      11,715            11,041            11,956
 1/31/1997      11,923            11,236            12,102
 2/28/1997      11,932            11,246            12,243
 3/31/1997      11,518            10,855            12,003
 4/30/1997      11,617            10,948            12,398
 5/31/1997      12,564            11,840            13,165
 6/30/1997      13,027            12,277            13,824
 7/31/1997      13,648            12,863            14,462
 8/31/1997      13,186            12,427            13,497
 9/30/1997      13,869            13,071            14,233
10/31/1997      13,142            12,386            13,486
11/30/1997      13,484            12,708            13,726
12/31/1997      13,734            12,943            13,896
 1/31/1998      13,895            13,095            14,285
 2/28/1998      15,070            14,203            15,254
 3/31/1998      15,923            15,006            15,900
 4/30/1998      15,969            15,050            16,058
 5/31/1998      15,716            14,811            15,859
 6/30/1998      16,015            15,093            16,238
 7/31/1998      15,865            14,952            16,214
 8/31/1998      13,492            12,715            14,054
 9/30/1998      14,091            13,280            14,305
10/31/1998      14,437            13,606            15,601
11/30/1998      15,324            14,442            16,531
12/31/1998      16,782            15,816            17,341
 1/31/1999      17,831            16,804            17,723
 2/28/1999      17,156            16,168            17,254
 3/31/1999      17,976            16,941            17,975
 4/30/1999      19,085            17,986            18,687
 5/31/1999      18,795            17,713            18,006
 6/30/1999      20,736            19,543            18,849
 7/31/1999      21,375            20,145            18,795
 8/31/1999      20,905            19,702            18,764
 9/30/1999      21,496            20,259            18,584
10/31/1999      22,936            21,616            19,553
11/30/1999      26,209            24,700            20,106
12/31/1999      30,700            28,932            21,736
 1/31/2000      30,330            28,584            20,493
 2/29/2000      33,453            31,527            20,551
 3/31/2000      33,700            31,760            21,974
 4/30/2000      30,796            29,023            21,048
 5/31/2000      29,371            27,680            20,517
 6/30/2000      30,549            28,790            21,211
 7/31/2000      28,494            26,854            20,617
 8/31/2000      29,919            28,197            21,290
 9/30/2000      28,631            26,983            20,160
10/31/2000      27,590            26,002            19,825
11/30/2000      25,028            23,587            18,624
12/31/2000      25,410            23,947            18,928
 1/31/2001      26,240            24,729            19,295
 2/28/2001      23,911            22,535            17,667
 3/31/2001      21,146            19,929            16,510
 4/30/2001      22,529            21,232            17,734
 5/31/2001      22,354            21,067            17,514
 6/30/2001      21,568            20,326            16,968
 7/31/2001      20,899            19,696            16,744
 8/31/2001      19,851            18,708            15,944

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INFORMATION AGE FUND CLASS B VS THE MSCI WORLD INDEX*

                FUND              FUND               MSCI
               VALUE AT         VALUE WITH           WORLD
   DATE          NAV           SALES CHARGE          INDEX
-----------------------------------------------------------
 9/30/1995      10,000            10,000             10,000
10/31/1995      10,128            10,128              9,844
11/30/1995      10,226            10,226             10,188
12/31/1995      10,285            10,285             10,488
 1/31/1996      10,315            10,315             10,679
 2/29/1996      10,541            10,541             10,746
 3/31/1996      10,571            10,571             10,927
 4/30/1996      11,112            11,112             11,186
 5/31/1996      11,329            11,329             11,198
 6/30/1996      11,161            11,161             11,257
 7/31/1996      10,482            10,482             10,861
 8/31/1996      10,866            10,866             10,988
 9/30/1996      11,516            11,516             11,420
10/31/1996      11,289            11,289             11,502
11/30/1996      11,811            11,811             12,148
12/31/1996      11,685            11,685             11,956
 1/31/1997      11,892            11,892             12,102
 2/28/1997      11,902            11,902             12,243
 3/31/1997      11,478            11,478             12,003
 4/30/1997      11,567            11,567             12,398
 5/31/1997      12,513            12,513             13,165
 6/30/1997      12,966            12,966             13,824
 7/31/1997      13,587            13,587             14,462
 8/31/1997      13,126            13,126             13,497
 9/30/1997      13,808            13,808             14,233
10/31/1997      13,083            13,083             13,486
11/30/1997      13,414            13,414             13,726
12/31/1997      13,655            13,655             13,896
 1/31/1998      13,811            13,811             14,285
 2/28/1998      14,992            14,992             15,254
 3/31/1998      15,827            15,827             15,900
 4/30/1998      15,872            15,872             16,058
 5/31/1998      15,627            15,627             15,859
 6/30/1998      15,916            15,916             16,238
 7/31/1998      15,760            15,760             16,214
 8/31/1998      13,399            13,399             14,054
 9/30/1998      13,989            13,989             14,305
10/31/1998      14,323            14,323             15,601
11/30/1998      15,203            15,203             16,531
12/31/1998      16,647            16,647             17,341
 1/31/1999      17,683            17,683             17,723
 2/28/1999      17,008            17,008             17,254
 3/31/1999      17,822            17,822             17,975
 4/30/1999      18,905            18,905             18,687
 5/31/1999      18,614            18,614             18,006
 6/30/1999      20,535            20,535             18,849
 7/31/1999      21,152            21,152             18,795
 8/31/1999      20,686            20,686             18,764
 9/30/1999      21,257            21,257             18,584
10/31/1999      22,671            22,671             19,553
11/30/1999      25,963            25,963             20,106
12/31/1999      30,389            30,389             21,736
 1/31/2000      30,007            30,007             20,493
 2/29/2000      33,104            33,104             20,551
 3/31/2000      33,315            33,315             21,974
 4/30/2000      30,429            30,429             21,048
 5/31/2000      29,005            29,005             20,517
 6/30/2000      30,165            30,165             21,211
 7/31/2000      28,122            28,122             20,617
 8/31/2000      29,493            29,493             21,290
 9/30/2000      28,202            28,202             20,160
10/31/2000      27,174            27,174             19,825
11/30/2000      24,630            24,630             18,624
12/31/2000      24,983            24,983             18,928
 1/31/2001      25,766            25,766             19,295
 2/28/2001      23,487            23,487             17,667
 3/31/2001      20,775            20,775             16,510
 4/30/2001      22,117            22,117             17,734
 5/31/2001      21,936            21,936             17,514
 6/30/2001      21,153            21,153             16,968
 7/31/2001      20,496            20,496             16,744
 8/31/2001      19,447            19,447             15,944
           -------------------------------
   Less 1%                          -100
 8/31/2001      19,447            19,347**
           ===============================

** This figure represents the performance of the Fund's Class B shares, including the applicable CDSC.

PERFORMANCE+                         CLASS A           CLASS B           CLASS C          CLASS D
-------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------------------------
One Year                              -33.65%           -34.06%           -34.07%            N.A.
Five Years                             12.75             12.35             12.14             N.A.
Life of Fund++                         12.49             12.13             11.65           -16.80

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------------------------
One Year                              -37.46%           -37.17%           -34.69%            N.A.
Five Years                             11.43             12.09             12.14             N.A.
Life of Fund++                         11.38             12.03             11.65           -20.96

++ Inception Dates - Class A: 9/18/95; Class B: 9/18/95; Class C:11/22/95; Class D:3/9/01

* Source: TowersData Systems, Bethesda, MD. Investment operations commenced 9/18/95. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the total return of the Fund's Class A and Bshares with that of a broad-based securities market Index. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Morgan Stanley Capital International (MSCI) World Index - a broad-based index of global common stocks. An investment in the Fund's Class C shares on 11/30/95 at net asset value would have grown to $18,903 on August 31, 2001. An investment in the Fund's Class D shares on 3/9/01 at net asset value would be worth $8,320 on August 31, 2001; $7,904 with the applicable CDSC. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in them. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
Assets
------------------------------------------------------
Investment in Information Age Portfolio,
   at value
   (identified cost, $177,709,553)        $166,152,077
Receivable for Fund shares sold                159,884
Receivable from affiliate for
   reimbursement of expenses                    87,012
Tax reclaim receivable                          16,762
------------------------------------------------------
TOTAL ASSETS                              $166,415,735
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,973,658
Payable to affiliate for service fees           41,116
Payable to affiliate for Trustees' fees            712
Accrued expenses                                80,203
------------------------------------------------------
TOTAL LIABILITIES                         $  2,095,689
------------------------------------------------------
NET ASSETS                                $164,320,046
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $214,725,551
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (38,848,029)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (11,557,476)
------------------------------------------------------
TOTAL                                     $164,320,046
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 49,231,474
SHARES OUTSTANDING                           3,608,996
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.64
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $13.64)      $      14.47
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 87,092,389
SHARES OUTSTANDING                           6,261,650
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.91
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 27,527,286
SHARES OUTSTANDING                           2,053,756
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.40
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $    468,897
SHARES OUTSTANDING                              56,387
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.32
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $121,006)            $  1,314,106
Interest allocated from Portfolio            1,183,490
Expenses allocated from Portfolio           (2,310,689)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    186,907
------------------------------------------------------
Expenses
------------------------------------------------------
Management fee                            $    522,075
Trustees' fees and expenses                      4,343
Distribution and service fees
   Class A                                     294,223
   Class B                                   1,160,989
   Class C                                     340,193
   Class D                                       1,804
Transfer and dividend disbursing agent
   fees                                        318,007
Registration fees                               94,714
Printing and postage                            59,877
Legal and accounting services                   31,731
Custodian fee                                   22,410
Amortization of organization expenses            2,889
Miscellaneous                                   40,350
------------------------------------------------------
TOTAL EXPENSES                            $  2,893,605
------------------------------------------------------
Deduct --
   Reimbursement of Class A distribution
      and service fees                    $     87,012
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     87,012
------------------------------------------------------

NET EXPENSES                              $  2,806,593
------------------------------------------------------

NET INVESTMENT LOSS                       $ (2,619,686)
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(38,711,242)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (522,780)
------------------------------------------------------
NET REALIZED LOSS                         $(39,234,022)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(46,527,205)
   Foreign currency and forward foreign
      currency exchange contracts                 (862)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(46,528,067)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(85,762,089)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(88,381,775)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (2,619,686) $    (2,687,241)
   Net realized gain (loss)                   (39,234,022)      18,600,721
   Net change in unrealized
      appreciation (depreciation)             (46,528,067)      17,510,828
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (88,381,775) $    33,424,308
--------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $    (3,904,178) $    (2,967,886)
      Class B                                  (7,587,280)      (6,969,402)
      Class C                                  (2,216,595)      (1,014,923)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (13,708,053) $   (10,952,211)
--------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    77,755,718  $    53,665,996
      Class B                                  17,760,711       93,465,887
      Class C                                  16,942,404       36,255,216
      Class D                                     588,748               --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   3,611,101        2,796,340
      Class B                                   7,001,891        6,441,534
      Class C                                   2,053,464          979,827
   Cost of shares redeemed
      Class A                                 (72,129,345)     (15,495,226)
      Class B                                 (29,101,620)     (15,844,810)
      Class C                                 (15,918,013)      (3,801,210)
      Class D                                     (79,307)              --
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     8,485,752  $   158,463,554
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (93,604,076) $   180,935,651
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   257,924,122  $    76,988,471
--------------------------------------------------------------------------
AT END OF YEAR                            $   164,320,046  $   257,924,122
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                  -----------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $21.840        $17.340        $11.710      $11.970
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                 $(0.132)       $(0.213)       $(0.217)     $(0.156)
Net realized and unrealized
   gain (loss)                       (6.935)         6.939          6.469        0.431
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(7.067)       $ 6.726        $ 6.252      $ 0.275
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net realized gain              $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.640        $21.840        $17.340      $11.710
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (33.65)%        43.12%         54.95%        2.32%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $49,231        $68,208        $20,908      $12,263
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     1.99%          1.99%          2.46%        2.68%
   Net investment loss                (0.78)%        (0.98)%        (1.47)%      (1.20)%
Portfolio Turnover of the
   Portfolio                            160%           173%           131%         157%
---------------------------------------------------------------------------------------
+  The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.14%          2.12%
   Net investment loss                (0.93)%        (1.11)%
Net investment loss per share       $(0.156)       $(0.241)
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $22.380       $ 17.770        $12.030      $12.310     $11.040
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment loss                 $(0.249)      $ (0.353)       $(0.284)     $(0.210)    $(0.178)
Net realized and unrealized
   gain (loss)                       (7.088)         7.189          6.646        0.465       2.490
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(7.337)      $  6.836        $ 6.362      $ 0.255     $ 2.312
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net realized gain              $(1.133)      $ (2.226)       $(0.622)     $(0.535)    $(1.042)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.133)      $ (2.226)       $(0.622)     $(0.535)    $(1.042)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.910       $ 22.380        $17.770      $12.030     $12.310
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (34.06)%        42.58%         54.39%        2.08%      20.79%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $87,092       $148,603        $49,963      $30,331     $29,037
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     2.64%          2.59%          2.87%        3.12%       3.19%
   Net investment loss                (1.44)%        (1.59)%        (1.88)%      (1.64)%     (1.67)%
Portfolio Turnover of the
   Portfolio                            160%           173%           131%         157%        160%
---------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS C
                                  -----------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $21.610        $17.280        $11.720      $12.020
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                 $(0.238)       $(0.342)       $(0.290)     $(0.205)
Net realized and unrealized
   gain (loss)                       (6.839)         6.898          6.472        0.440
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(7.077)       $ 6.556        $ 6.182      $ 0.235
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net realized gain              $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.133)       $(2.226)       $(0.622)     $(0.535)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.400        $21.610        $17.280      $11.720
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (34.07)%        42.42%         54.29%        1.96%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $27,527        $41,113        $ 6,118      $ 2,531
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                     2.64%          2.60%          2.93%        3.20%
   Net investment loss                (1.44)%        (1.57)%        (1.94)%      (1.72)%
Portfolio Turnover of the
   Portfolio                            160%           173%           131%         157%
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                             CLASS D
                                  -----------------------------
                                  PERIOD ENDED
                                  AUGUST 31, 2001(1)(2)
---------------------------------------------------------------
Net asset value -- Beginning
   of period                                 $10.000
---------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------
Net investment loss                          $(0.059)
Net realized and unrealized
   loss                                       (1.621)
---------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                   $(1.680)
---------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                    $ 8.320
---------------------------------------------------------------

TOTAL RETURN(3)                               (16.80)%
---------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------
Net assets, end of period
   (000's omitted)                           $   469
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                              2.62%(5)
   Net investment loss                         (1.37)%(5)
Portfolio Turnover of the
   Portfolio                                     160%
---------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from start of business, March 9, 2001, to August 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Information Age Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at the net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Information Age Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (81.1% at August 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $2,886,540 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire on August 31, 2009. At August 31, 2001, net capital losses of $35,961,489 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's current taxable year.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registrations costs, were amortized on the straight-line basis over five years and are fully amortized at August 31, 2001.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended August 31, 2001, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $522,075. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $42,744 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2001.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              -----------------------
    CLASS A                                      2001         2000
    -----------------------------------------------------------------
    Sales                                      4,367,477   2,442,532
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 198,740     166,850
    Redemptions                               (4,080,219)   (692,287)
    -----------------------------------------------------------------
    NET INCREASE                                 485,998   1,917,095
    -----------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              -----------------------
    CLASS B                                      2001         2000
    -----------------------------------------------------------------
    Sales                                        966,243   4,162,205
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 376,604     372,835
    Redemptions                               (1,721,275)   (707,108)
    -----------------------------------------------------------------
    NET INCREASE (DECREASE)                     (378,428)  3,827,932
    -----------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              -----------------------
    CLASS C                                      2001         2000
    -----------------------------------------------------------------
    Sales                                        962,493   1,665,715
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 114,527      58,963
    Redemptions                                 (926,063)   (175,972)
    -----------------------------------------------------------------
    NET INCREASE                                 150,957   1,548,706
    -----------------------------------------------------------------

                                              PERIOD ENDED AUGUST 31,
                                              ------------------------
    CLASS D                                           2001(1)
    ------------------------------------------------------------------
    Sales                                                  64,919
    Redemptions                                            (8,532)
    ------------------------------------------------------------------
    NET INCREASE                                           56,387
    ------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class D shares, March 9, 2001, to August 31, 2001.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of
   (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and
   (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B, Class C and Class D Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

   The Fund paid or accrued $221,632, $868,388, $255,145 and $1,356, for
   Class A, Class B, Class C and Class D shares, respectively, to or payable to EVD for the year ended August 31, 2001, representing 0.38%, 0.75%, 0.75% and 0.75% of the average daily net assets for Class A, Class B, Class C and Class D shares, respectively. At August 31, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,675,000, $2,482,000 and $25,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2001 amounted to $72,591, $292,601, $85,048 and $448 for Class A, Class B, Class C and Class D shares, respectively.

   For the year ended August 31, 2001, EVM reimbursed Class A distribution and service fees to the extent that annual operating expenses for Class A exceeded 1.99%. Such reimbursement for the year ended August 31, 2001 totaled $87,012.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $380,524, $18,000 and $4,000 of CDSC paid by shareholders for Class B shares, Class C shares and Class D shares, respectively, for the year ended August 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $115,131,468 and $119,663,129, respectively, for the year ended August 31, 2001.

8 Tax Information (Unaudited)
-------------------------------------------
   Pursuant to section 852 of the Internal Revenue Code, the Fund designates $10,871,399 as long-term capital gain dividends for the fiscal year ended August 31, 2001.

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INFORMATION AGE FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Information Age Fund (the "Fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 87.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 4.6%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                            60,000    $    961,200
Havas Advertising S.A.(2)                       261,000       2,420,206
Interpublic Group of Companies., Inc.            90,000       2,437,200
Omnicom Group, Inc.                              25,000       1,944,750
TMP Worldwide, Inc.(1)                           36,000       1,614,600
-----------------------------------------------------------------------
                                                           $  9,377,956
-----------------------------------------------------------------------
Aerospace and Defense -- 4.8%
-----------------------------------------------------------------------
General Dynamics Corp.                           40,000    $  3,158,400
Lockheed Martin Corp.                            60,000       2,391,600
Northrop Grumman Corp.                           20,000       1,640,000
United Technologies Corp.                        40,000       2,736,000
-----------------------------------------------------------------------
                                                           $  9,926,000
-----------------------------------------------------------------------
Air Freight & Couriers -- 1.9%
-----------------------------------------------------------------------
Expeditors International Wash Inc.               20,000    $  1,017,200
FedEx Corp.(1)                                   70,000       2,947,000
-----------------------------------------------------------------------
                                                           $  3,964,200
-----------------------------------------------------------------------
Biotechnology -- 2.6%
-----------------------------------------------------------------------
Amgen, Inc.(1)                                   58,000    $  3,729,400
Celgene Corp.(1)                                 60,000       1,668,600
-----------------------------------------------------------------------
                                                           $  5,398,000
-----------------------------------------------------------------------
Broadcasting -- 2.8%
-----------------------------------------------------------------------
Asahi National Broadcasting Co.(2)                  970    $  1,958,936
Clear Channel Communications, Inc.(1)            15,000         754,050
Pegasus Communications Corp.(1)                  75,000         862,500
Television Broadcasts Ltd.(2)                   640,000       2,194,956
-----------------------------------------------------------------------
                                                           $  5,770,442
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
Rhapsody Ltd.-Musiclegal.Com(1)(3)                  750    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Cable -- 3.4%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)         40,000    $    808,000
Comcast Corp., Class A(1)                       100,000       3,663,000
Cox Communications, Inc., Class A(1)             60,000       2,385,600
-----------------------------------------------------------------------
                                                           $  6,856,600
-----------------------------------------------------------------------
Chemicals -- 1.7%
-----------------------------------------------------------------------
Monsanto Co.                                    100,000    $  3,411,000
-----------------------------------------------------------------------
                                                           $  3,411,000
-----------------------------------------------------------------------
Commercial Services & Supplies -- 9.7%
-----------------------------------------------------------------------
Amadeus Global Travel Distribution
S.A.(2)                                         336,000    $  2,578,062
Automatic Data Processing, Inc.                  30,000       1,552,800
DST Systems, Inc.(1)                             74,000       3,540,900
Nippon Broadcasting System(2)                   100,000       3,113,430
Secom Co., Ltd.(2)                               55,000       2,837,008
Sindo Ricoh Co.(1)(2)                           109,510       3,287,869
St. Ives PLC(2)                                 495,000       3,041,977
-----------------------------------------------------------------------
                                                           $ 19,952,046
-----------------------------------------------------------------------
Communications Equipment -- 1.2%
-----------------------------------------------------------------------
Alcatel S.A.(2)                                 164,000    $  2,536,062
-----------------------------------------------------------------------
                                                           $  2,536,062
-----------------------------------------------------------------------
Distributors -- 0.6%
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                         1,000,000    $  1,284,223
-----------------------------------------------------------------------
                                                           $  1,284,223
-----------------------------------------------------------------------
Diversified Financials -- 6.8%
-----------------------------------------------------------------------
Franklin Resources, Inc.                         55,000    $  2,256,650
Goldman Sachs Group, Inc.                        25,000       2,002,500
J.P. Morgan Chase & Co.                          36,000       1,418,400
Legg Mason, Inc.                                 40,000       1,788,400
Merrill Lynch & Co., Inc.                        48,000       2,476,800
Moody's Corp.                                    60,000       2,063,400
Waddell & Reed Financial, Inc., Class A          60,000       1,882,800
-----------------------------------------------------------------------
                                                           $ 13,888,950
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Diversified Telecommunication Services -- 8.1%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,238,000
British Telecommunications PLC(2)               520,000       3,184,294
Cable and Wireless PLC(2)                       546,250       2,631,642
Korea Telecom Corp. ADR                          73,427       1,526,547
Nippon Telegraph and Telephone Corp.(2)             500       2,271,962
SBC Communications, Inc.                         70,000       2,863,700
Sprint Corp. (FON Group)                         80,000       1,867,200
-----------------------------------------------------------------------
                                                           $ 16,583,345
-----------------------------------------------------------------------
Electric Utilities -- 3.0%
-----------------------------------------------------------------------
National Grid Group PLC(2)                      445,000    $  3,028,518
Red Electrica de Espana(2)                      330,000       3,111,031
-----------------------------------------------------------------------
                                                           $  6,139,549
-----------------------------------------------------------------------
Electrical Equipment -- 1.3%
-----------------------------------------------------------------------
ABB Ltd.(2)                                     260,000    $  2,695,996
-----------------------------------------------------------------------
                                                           $  2,695,996
-----------------------------------------------------------------------
Electronic Equipment & Instruments -- 3.0%
-----------------------------------------------------------------------
Meta4 NV(1)(2)                                  257,000    $    179,902
Sadot Research/Development Fund
Ltd.(1)(2)                                    1,013,500         784,737
Sato Corp.(2)                                   110,000       2,693,538
Thermo Electron Corp.(1)                        110,000       2,383,700
-----------------------------------------------------------------------
                                                           $  6,041,877
-----------------------------------------------------------------------
Entertainment -- 1.9%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         68,000    $  2,539,800
TOHO Co., Ltd.(2)                                10,300       1,310,468
-----------------------------------------------------------------------
                                                           $  3,850,268
-----------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.0%
-----------------------------------------------------------------------
Novoste Corp.(1)                                 75,000    $  1,368,750
Olympus Optical, Co., Ltd.(2)                   190,000       2,701,952
-----------------------------------------------------------------------
                                                           $  4,070,702
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Health Care Providers & Services -- 0.8%
-----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                       27,000    $  1,691,550
-----------------------------------------------------------------------
                                                           $  1,691,550
-----------------------------------------------------------------------
Household Durables -- 3.8%
-----------------------------------------------------------------------
Humax Co., Ltd.(2)                              199,850    $  2,953,217
Nintendo Co., Ltd.(2)                            18,100       2,867,915
Pioneer Corp.(2)                                100,000       1,990,071
-----------------------------------------------------------------------
                                                           $  7,811,203
-----------------------------------------------------------------------
Insurance -- 0.7%
-----------------------------------------------------------------------
MGIC Investment Corp.                            20,000    $  1,398,000
-----------------------------------------------------------------------
                                                           $  1,398,000
-----------------------------------------------------------------------
IT Consulting & Services -- 4.2%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)(2)                   100,000    $  1,490,000
ARGO 21 Corp.(2)                                150,000       2,953,551
SunGard Data Systems, Inc.(1)                    70,000       1,655,500
Unilog S.A.(2)                                   35,100       2,423,520
-----------------------------------------------------------------------
                                                           $  8,522,571
-----------------------------------------------------------------------
Publishing -- 7.9%
-----------------------------------------------------------------------
Lagardere S.C.A.(2)                              55,500    $  2,603,481
Lee Enterprises, Inc.                            36,000       1,189,440
Pearson PLC(2)                                  300,363       4,271,396
Scholastic Corp.(1)                              88,000       3,425,840
South China Morning Post (Holdings)
Ltd.(2)                                       3,260,000       1,880,842
Trinity Mirror PLC(2)                           500,000       2,884,061
-----------------------------------------------------------------------
                                                           $ 16,255,060
-----------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.3%
-----------------------------------------------------------------------
Infineon Technologies AG(2)                     114,000    $  2,689,391
Linear Technology Corp.                          36,000       1,478,880
Samsung Electronics(2)                           17,577       2,611,126
-----------------------------------------------------------------------
                                                           $  6,779,397
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Software -- 2.3%
-----------------------------------------------------------------------
Computer Associates International, Inc.          36,000    $  1,117,800
Intuit, Inc.(1)                                  36,000       1,360,080
Microsoft Corp.(1)                               40,000       2,282,000
-----------------------------------------------------------------------
                                                           $  4,759,880
-----------------------------------------------------------------------
Specialty Retail -- 1.4%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                            50,000    $  2,949,000
-----------------------------------------------------------------------
                                                           $  2,949,000
-----------------------------------------------------------------------
Wireless Telecommunications Services -- 4.1%
-----------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                 192,080    $  2,977,240
China Mobile (Hong Kong)(1)(2)                  580,000       1,810,711
Sprint Corp. (PCS Group)(1)                      60,000       1,498,800
Western Wireless Corp., Class A(1)               65,000       2,010,450
-----------------------------------------------------------------------
                                                           $  8,297,201
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $194,260,180)                          $180,211,078
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 13.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 3.65%,
9/7/01                                     $      6,004    $  6,000,347
American General Finance Corp., 3.70%,
9/4/01                                            6,003       6,001,149
CXC, Inc., 3.70%, 9/4/01                          6,004       6,002,149
Prudential Funding, 3.56%, 9/6/01                 8,695       8,690,701
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $26,694,346)                        $ 26,694,346
-----------------------------------------------------------------------
Total Investments -- 100.9%
   (identified cost $220,954,526)                          $206,905,424
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.9)%                   $ (1,936,775)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $204,968,649
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   60.3%    $123,629,373
Japan                                           12.0%      24,698,831
United Kingdom                                   9.9%      20,326,111
France                                           4.9%       9,983,269
Republic of Korea                                4.3%       8,852,212
Hong Kong                                        2.9%       5,886,509
Spain                                            2.9%       5,868,995
Switzerland                                      1.3%       2,695,996
Germany                                          1.3%       2,689,391
Bermuda                                          0.7%       1,490,000
Israel                                           0.4%         784,737

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $220,954,526)                          $206,905,424
Cash                                            38,246
Foreign currency, at value (identified
   cost, $9,840)                                 9,279
Receivable for investments sold              4,188,670
Dividends receivable                           182,942
Prepaid expenses                                 2,094
------------------------------------------------------
TOTAL ASSETS                              $211,326,655
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,302,230
Payable to affiliate for Trustees' fees          2,861
Accrued expenses                                52,915
------------------------------------------------------
TOTAL LIABILITIES                         $  6,358,006
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $204,968,649
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $219,010,173
Net unrealized depreciation (computed on
   the basis of identified cost)           (14,041,524)
------------------------------------------------------
TOTAL                                     $204,968,649
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $162,446)                              $   1,659,539
Interest                                      1,512,700
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   3,172,239
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   2,002,068
Administration fee                              666,672
Trustees' fees and expenses                      21,495
Custodian fee                                   216,329
Legal and accounting services                    31,350
Amortization of organization expenses               239
Miscellaneous                                     8,039
-------------------------------------------------------
TOTAL EXPENSES                            $   2,946,192
-------------------------------------------------------

NET INVESTMENT INCOME                     $     226,047
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (49,120,326)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (666,972)
-------------------------------------------------------
NET REALIZED LOSS                         $ (49,787,298)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (59,821,727)
   Foreign currency and forward foreign
      currency exchange contracts                (3,418)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (59,825,145)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(109,612,443)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(109,386,396)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $       226,047  $      (307,580)
   Net realized gain (loss)                   (49,787,298)      24,269,529
   Net change in unrealized
      appreciation (depreciation)             (59,825,145)      24,653,217
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (109,386,396) $    48,615,166
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   121,367,133  $   251,844,764
   Withdrawals                               (141,623,470)     (63,110,419)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $   (20,256,337) $   188,734,345
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $  (129,642,733) $   237,349,511
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   334,611,382  $    97,261,871
--------------------------------------------------------------------------
AT END OF YEAR                            $   204,968,649  $   334,611,382
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------
                                    2001         2000         1999        1998        1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.11%        1.13%       1.36%       1.44%       1.48%
   Net investment income
      (loss)                          0.08%       (0.13)%     (0.38)%      0.01%      (0.04)%
Portfolio Turnover                     160%         173%        131%        157%        160%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $204,969     $334,611     $97,262     $53,556     $51,374
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at August 31, 2001.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2001, $1,287 credit balances were used to reduce the Portfolio's custodian fee.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the adviser fee was 0.75% of average net assets for such period and amounted to $2,002,068. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2001, the administration fee was 0.25% of average net assets for such period and amounted to $666,672. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $383,283,728 and $407,735,891 respectively, for the year ended August 31, 2001.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $220,954,526
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,838,061
    Gross unrealized depreciation              (23,887,163)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(14,049,102)
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2001.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2001.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2001

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE INFORMATION AGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant